[LOGO]
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                                                                     Aberdeen
                                                                  Global Income
                                                                    Fund, Inc.

                  [GRAPHIC OMITTED]
Invests primarily in global fixed-income securities

                                                                Quarterly Report
                                                                January 31, 2004

Letter to Shareholders

                                                                  March 12, 2004

Dear Shareholder,

We present this Quarterly Report which covers the activities of Aberdeen Global Income Fund, Inc. (the "Fund") for the quarter ended January 31, 2004. The Fund's principal investment objective is to provide high current income by investing primarily in fixed-income securities denominated in Commonwealth Currencies, that is, the currencies of Australia, Canada, New Zealand and the United Kingdom. As a secondary investment objective, the Fund seeks capital appreciation, but only when consistent with its principal investment objective.

Transfer of Investment Management Functions to Aberdeen Asset Management Asia Limited

In December 2003, the Fund's Board of Directors approved the transfer by Aberdeen Asset Managers (C.I.) Limited ("AAMCIL") to Aberdeen Asset Management Asia Limited ("AAMAL"), of the rights and obligations of AAMCIL under the Management Agreement and the Advisory Agreement with the Fund. Effective March 8, 2004, AAMAL became the investment manager of the Fund (the "Investment Manager"). Prior to becoming the Fund's Investment Manager, AAMAL and its personnel had, since 2001, been providing portfolio management, research and trading services to the Fund pursuant to a memorandum of understanding to which AAMAL, AAMCIL and Aberdeen Asset Management Limited (the Fund's Investment Adviser) were parties. Thus, the persons who provided day-to-day portfolio management of the Fund prior to the transfer will continue to provide such services after the transfer. The nature and quality of the investment management services to be provided to the Fund by AAMAL will not be materially different from those provided to the Fund by AAMCIL. The transfer is not intended to, and will not result in, any change in the fundamental investment processes, investment strategies or investment techniques employed by portfolio managers and investment professionals in providing investment advisory services to the Fund. Nor will the transfer result in any change in the terms of the Management Agreement and the Advisory Agreement, other than in the name of the investment manager.

High Credit Quality: 75.4% of Securities Rated or Deemed Equivalent to AA/Aa or Better

The Fund's high credit quality has been maintained. Over 75.4% of assets are rated AA/Aa or better, or are considered to be of equivalent quality by the Investment Manager. An additional 11.2% is held in A rated securities.


                                             Aberdeen Global Income Fund, Inc. 1

Distributions

Cash distributions to common shareholders for the 12 months ended January 31, 2004 totaled 72 cents per share. Based on the share price of $13.44 on January 31, 2004, the cash distribution rate over the 12 months then ended was 5.4%. Since all distributions are paid after deducting applicable withholding taxes, the effective distribution rate may be higher for those U.S. investors who are able to claim a tax credit.

On March 11, 2004 the Board of Directors declared a monthly distribution of 6 cents per share payable on April 16, 2004, to all shareholders of record as of March 31, 2004.

The Board's policy is to provide investors with a stable monthly distribution out of current income, supplemented by realized capital gains and, to the extent necessary, paid-in-capital. It is the Board's intention that the monthly distribution of 6 cents per share be maintained for 12 months, beginning with the July 2003 distribution payment. This policy is subject to regular review at the Board's quarterly meetings, unless market conditions require an earlier evaluation. The next review is scheduled to take place in June 2004.

Net Asset Value Performance: 8.6% Per Annum Return Since Inception

The Fund's total return based on Net Asset Value ("NAV") was 9.1% over the quarter ended January 31, 2004 and 8.6% per annum since inception, assuming the reinvestment of distributions.

Share Price Performance

The Fund's share price fell by 1.3% over the quarter, from $13.62 on October 31, 2003 to $13.44 on January 31, 2004. The Fund's share price on January 31, 2004 represented a premium of 0.5% to the NAV per share of $13.37 on that date, compared with a premium of 9.6% to the NAV per share of $12.43 on October 31, 2003.


2 Aberdeen Global Income Fund, Inc.

Letter to Shareholders (concluded)

Global Debt Securities: 12.7% of Total Assets Invested in Global Debt Securities

The Fund may invest up to 35% of its total assets in Global Debt Securities. The term "Global Debt Securities" includes securities of issuers located in, or securities denominated in the currency of, countries other than Australia, Canada, New Zealand or the United Kingdom. As of January 31, 2004, 12.7% of the Fund's total assets were held in Global Debt Securities. This included 2.8% in Asian debt securities. At January 31, 2004, 1.6% of the Fund's total assets were invested in Eastern Europe, 3.9% in Latin America and 4.4% in Western Europe.

For information about the Fund, including a market review and outlook, weekly updates of share price, NAV, and details of recent distributions, contact Aberdeen Asset Management by:

o     calling toll free on 1-800-522-5465 or 1-212-968-8800 in the United
      States,

o     emailing to InvestorRelations@aberdeen-asset.com, or

o     visiting the website at www.aberdeen-asset.us.

For information about the Aberdeen group, visit the Aberdeen website at www.aberdeen-asset.com.

Yours sincerely,


/s/ Martin J. Gilbert

Martin J. Gilbert
Chairman and President

             All amounts are U.S. dollars unless otheSrwise stated.


                                             Aberdeen Global Income Fund, Inc. 3

--------------------------------------------------------------------------------
Your Board's policy is to provide investors with a stable monthly distribution out of current income, supplemented by realized capital gains and, to the extent necessary, paid-in-capital.

The Fund is subject to U.S. corporate, tax and securities laws. Under U.S. tax accounting rules, the amount of distributable income for each fiscal period depends on the actual exchange rates during the entire year between the U.S. dollar and the currencies in which Fund assets are denominated and on the aggregate gains and losses realized by the Fund during the entire year.

Therefore, the exact amount of distributable income for each fiscal year can only be determined as of the end of the Fund's fiscal year, October 31. However, under the U.S. Investment Company Act of 1940, the Fund is required to indicate the source of each distribution to shareholders.

The Fund estimates that distributions for the fiscal year commencing November 1, 2003, including the distribution paid on March 12, 2004, are comprised of 95% of net investment income and 5% return of paid-in-capital.

This estimated distribution composition may vary from month to month because it may be materially impacted by future realized gains and losses on securities and fluctuations in the value of the currencies in which Fund assets are denominated.

In January 2005, a Form 1099 DIV will be sent to shareholders, which will state the amount and composition of distributions and provide information with respect to their appropriate tax treatment.
--------------------------------------------------------------------------------


4 Aberdeen Global Income Fund, Inc.

Dividend Reinvestment and Cash Purchase Plan

We invite you to participate in the Fund's Dividend Reinvestment and Cash Purchase Plan ("the Plan"), which allows you to automatically reinvest your distributions in shares of the Fund's common stock at favorable commission rates. Distributions made under the Plan are taxable to the same extent as are cash distributions. The Plan also enables you to make additional cash investments in shares of at least $100 per month. Under this arrangement EquiServe Trust Company N.A. (the "Plan Agent") will purchase shares for you on the stock exchange or otherwise on the open market on or about the 15th of each month. As a participant in the Plan you will have the convenience of:

Automatic reinvestment -- the Plan Agent will automatically reinvest your distributions, allowing you to gradually grow your holdings in the Fund;

Lower costs -- shares purchased on your behalf under the Plan will be at reduced brokerage rates. Brokerage on share purchases is currently 2 cents per share;

Convenience -- the Plan Agent will hold your shares in non-certificated form and will provide a detailed record of your holdings at the end of each distribution period.

To request a brochure containing information on the Plan, together with an authorization form, please contact the Plan Agent, EquiServe Trust Company N.A., P.O. Box 43011, Providence, RI 02490-3011 or call toll free on 1-800-426-5523.


                                             Aberdeen Global Income Fund, Inc. 5

Report of the Investment Manager

Share Price Performance

On January 31, 2004, the Fund's share price was $13.44, which represented a premium of 0.5% to the NAV per share of $13.37. At the date of this report, the share price was $13.70 representing a premium of 4.1% to the NAV per share of $13.16.

             NAV vs Share Price February 1992 through January 2004

A line graph depicting the Net Asset Value vs Share Price. The values are from February 1992 through January 2004


                        Jul-92     Jan-93     Jul-93    Jan-94     Jul-94     Jan-95     Jul-95     Jan-96
Aberdeen Global
Income Fund NAV         $14.87     $12.62     $13.55    $14.22     $12.03     $11.91     $12.49     $13.12

                        Jul-96     Jan-97     Jul-97    Jan-98     Jul-98     Jan-99     Jul-99     Jan-00     Jul-00
Aberdeen Global
Income Fund NAV         $13.20     $13.86     $14.08    $13.41     $12.57     $13.37     $12.42     $11.78     $10.99

                        Jan-01     Jul-01     Jan-02    Jul-02     Jan-03     Jul-03     Jan-04
Aberdeen Global
Income Fund NAV         $10.71     $ 9.77     $ 9.47    $10.18     $11.28     $11.73     $13.38

                        Jul-92     Jan-93     Jul-93    Jan-94     Jul-94     Jan-95     Jul-95     Jan-96
Aberdeen Global
Income Fund
Share Price             $15.13     $12.38     $13.25    $13.00     $11.75     $10.25     $11.13     $11.88

                        Jul-96     Jan-97     Jul-97    Jan-98     Jul-98     Jan-99     Jul-99     Jan-00     Jul-00
Aberdeen Global
Income Fund
Share Price             $11.50     $11.88     $12.31    $12.38     $10.94     $10.88     $10.75     $ 9.44     $ 9.25

                        Jan-01     Jul-01     Jan-02    Jul-02     Jan-03     Jul-03     Jan-04
Aberdeen Global
Income Fund
Share Price             $ 9.46     $ 8.81     $ 8.74    $ 9.75     $10.81     $11.50     $13.44


6 Aberdeen Global Income Fund, Inc.

Auction Market Preferred Stock (AMPS)

The Fund's $30 million of AMPS continued to be well bid at the weekly auctions. The average interest rate paid was 1.467% over the quarter ended January 31, 2004, compared with 1.030% for 30-day U.S. commercial paper over the same period. These rates were relatively steady over the period as the U.S. Federal Reserve kept monetary policy on hold at historically low levels. The rates paid to preferred shareholders have decreased since January 31, 2004 to a level of 1.15% as of the date of this report.

Over the past year, the impact of AMPS on the Fund has been positive, as the key currencies of the Fund -- the Australian dollar, British pound, New Zealand dollar and Canadian dollar -- all rose strongly against the U.S. dollar. Most Asian currencies followed a similar trend. In addition, the fact that U.S. interest rates have remained at historic lows has meant that the differential between AMPS funding rates and the yields at which the Fund invests remains positive.

Effective October 30, 2003, the Fund terminated its interest rate swap agreement then in effect, and entered into a new interest rate swap agreement. The new agreement is based on an aggregate notional amount of $24,000,000, representing 80% of the total AMPS outstanding. Under the terms of the new agreement, the Fund receives a floating rate of interest (one month USD-LIBOR BBA rate) and pays fixed rates of interest for the terms and based upon the notional amounts set forth below:

      ====================================================================
                                            Amount              Fixed Rate
      Term                              (in $ million)         Payable (%)
      --------------------------------------------------------------------
      5 years                                 7.2                  3.54
      4 years                                 7.2                  3.16
      3 years                                 4.8                  2.69
      2 years                                 4.8                2.1025
      --------------------------------------------------------------------


                                             Aberdeen Global Income Fund, Inc. 7

Report of the Investment Manager (concluded)

A significant type of risk associated with interest rate swaps is the risk that the counterparty may default or file for bankruptcy, in which case the Fund would bear the risk of loss of the amount expected to be received under the swap agreement. There can be no assurance that the Fund will have an interest rate swap in place at any given time nor can there be any assurance that, if an interest rate swap is in place, it will be successful in hedging the Fund's interest rate risk with respect to the AMPS. The implementation of this strategy is at the discretion of the AMPS Pricing Committee of the Board of Directors.


8 Aberdeen Global Income Fund, Inc.

Portfolio Composition

Geographic Composition

The table below shows the geographic composition of the Fund's total investments as of January 31, 2004, compared with the previous quarter and twelve months:

                  TABLE 1: ABERDEEN GLOBAL INCOME FUND, INC.--
                           GEOGRAPHIC ASSET ALLOCATION

================================================================================
                        January 31, 2004    October 31, 2003    January 31, 2003
                                %                   %                   %
--------------------------------------------------------------------------------
Australia                     24.8                24.5                22.4
Canada                        16.9                17.1                15.7
New Zealand                   13.1                12.1                13.4
United Kingdom                29.3                27.9                34.3
United States*                 3.2                 4.5                 1.4
Asia                           2.8                 3.3                 8.0
Eastern Europe                 1.6                 1.7                 0.8
Latin America                  3.9                 4.3                 1.7
Western Europe                 4.4                 4.6                 2.3
--------------------------------------------------------------------------------
Total Portfolio              100.0               100.0               100.0
================================================================================
* It is the policy of the Investment Manager to maintain a portion of the Fund's investments in U.S. short-term securities to cover distributions and expenses.

A bar graph depicts the geographic composition of the Fund's total investments as of January 31, 2004, compared with the previous quarter and twelve months:

                             Geographic Composition

                            January 31, 2004  October 31, 2003  January 31, 2003
                                    %                 %                 %
Australia                         24.8              24.5              22.4
Canada                            16.9              17.1              15.7
New Zealand                       13.1              12.1              13.4
United Kingdom                    29.3              27.9              34.3
United States                      3.2               4.5               1.4
Asia                               2.8               3.3               8.0
Eastern Europe                     1.6               1.7               0.8
Latin America                      3.9               4.3               1.7
Western Europe                     4.4               4.6               2.3


                                             Aberdeen Global Income Fund, Inc. 9

Currency Composition

The table below shows the currency composition of the Fund's total investments as of January 31, 2004, compared with the previous quarter and twelve months:

                  TABLE 2: ABERDEEN GLOBAL INCOME FUND, INC.--
                              CURRENCY ALLOCATION

================================================================================
                            January 31, 2004  October 31, 2003  January 31, 2003
                                    %                 %                 %
--------------------------------------------------------------------------------
Australian Dollar                 24.7              24.4              22.3
Canadian Dollar                   16.5              16.8              15.3
New Zealand Dollar                16.0              15.0              14.9
British Pound                     28.2              26.8              33.2
United States Dollar*              9.8              12.9               9.9
Asian Currencies                   1.6               1.7               4.4
Eastern European Currencies         --                --                --
Latin American Currencies          0.8                --                --
Western European Currencies        2.4               2.4                --
--------------------------------------------------------------------------------
Total Portfolio                  100.0             100.0             100.0
================================================================================
*     Includes Yankee bond investments.

Maturity Composition

As of January 31, 2004, the average maturity of the Fund's assets was 7.5 years, compared with 7.2 years on October 31, 2003. The table below shows the maturity composition of the Fund's investments as of January 31, 2004:

                  TABLE 3: ABERDEEN GLOBAL INCOME FUND, INC.--
                               MATURITY ANALYSIS

================================================================================
                  Less than 1 year   1 to 5 years   5 to 10 years  Over 10 years
                          %               %               %              %
--------------------------------------------------------------------------------
Australia              15.5             39.5            42.5            2.5
Canada                 23.3             21.8            14.7           40.2
New Zealand            19.8             52.0            28.2             --
United Kingdom         27.7             25.7            10.5           36.1
United States          48.5             10.5            41.0             --
Asia                     --             48.6            50.2            1.2
Eastern Europe           --              100              --             --
Latin America            --               --            28.8           71.2
Western Europe           --             58.0            42.0             --
--------------------------------------------------------------------------------
Total Portfolio        20.2             33.7            25.2           20.9
================================================================================


10 Aberdeen Global Income Fund, Inc.

Sectoral Composition

The table below shows the sectoral composition of the Fund's total investments as of January 31, 2004:

                  TABLE 4: ABERDEEN GLOBAL INCOME FUND, INC.--
                              SECTORAL COMPOSITION

================================================================================
                  Sovereign  Provincial/    Utilities/
                   Gov't.       State      Supranational  Corporate    Cash or
                    Bonds       Bonds          Bonds        Bonds     Equivalent
                      %           %              %            %            %
--------------------------------------------------------------------------------
Australia            4.9        12.0            1.9          2.6          3.4
Canada               7.3         6.9             --           --          2.7
New Zealand          2.3          --            2.8          6.9          1.1
United Kingdom      17.4          --            2.0          4.1          5.8
United States         --          --             --          1.4          1.8
Asia                 1.7          --            1.1           --           --
Eastern Europe       0.7          --            0.9           --           --
Latin America        3.9          --             --           --           --
Western Europe        --          --             --          4.4           --
--------------------------------------------------------------------------------
Total Portfolio     38.2        18.9            8.7         19.4         14.8
================================================================================

                  Sectoral Composition as of January 31, 2004

A bar graph depicts the sectoral composition of the Fund's total investments as of January 31, 2004:

                  Sovereign  Provincial/    Utilities/
                   Gov't.       State      Supranational  Corporate    Cash or
                    Bonds       Bonds          Bonds        Bonds     Equivalent
                      %           %              %            %            %
Australia            4.9        12.0            1.9          2.6          3.4
Canada               7.3         6.9             --           --          2.7
New Zealand          2.3          --            2.8          6.9          1.1
United Kingdom      17.4          --            2.0          4.1          5.8
United States         --          --             --          1.4          1.8
Asia                 1.7          --            1.1           --           --
Eastern Europe       0.7          --            0.9           --           --
Latin America        3.9          --             --           --           --
Western Europe        --          --             --          4.4           --


                                            Aberdeen Global Income Fund, Inc. 11

Portfolio Composition (concluded)

Quality of Investments

As at January 31, 2004, 75.4% of the Fund's assets were invested in securities where either the issue or the issuer was rated at least "AA" by Standard & Poor's Corporation or "Aa" by Moody's Investors Service, Inc. or, if unrated, were judged to be of equivalent quality by the Investment Manager. The table below shows the asset quality of the Fund's portfolio as of January 31, 2004:

                  TABLE 5: ABERDEEN GLOBAL INCOME FUND, INC.--
                                 ASSET QUALITY

================================================================================
                      AAA/Aaa    AA/Aa     A        BBB/Baa      BB/Ba*     B*
                         %         %       %           %           %        %
--------------------------------------------------------------------------------
Australia               85.9      13.4     0.7         --          --        --
Canada                  56.5      20.6    22.9         --          --        --
New Zealand             55.2      15.9    17.6       11.3          --        --
United Kingdom          79.3       8.4    11.6         --         0.7        --
United States           55.8        --      --        9.0        26.2       9.0
Asia                     0.3        --    41.9       14.8        43.0        --
Eastern Europe            --        --      --                   57.3      42.7
Latin America             --        --      --       19.6          --      80.4
Western Europe            --        --      --         --        71.6      28.4
--------------------------------------------------------------------------------
Total Portfolio         63.8      11.6    11.2        3.0         5.2       5.2
================================================================================
*     Below investment grade.


12 Aberdeen Global Income Fund, Inc.

Summary of Key Rates

The following table summarizes the movements of key interest rates and currencies over the last three and twelve month periods.

================================================================================
                        January 31, 2004    October 31, 2003    January 31, 2003
--------------------------------------------------------------------------------
Australia
90 day bank bills              5.65%               5.03%             4.81%
10 year bonds                  5.82%               5.76%             5.17%
Australian Dollar             $0.76               $0.71             $0.59

Canada
90 day bank bills              2.26%               2.67%             2.84%
10 year bonds                  4.53%               4.85%             5.02%
Canadian Dollar               $0.75               $0.76             $0.65

New Zealand
90 day bank bills              5.56%               5.23%             5.84%
10 year bonds                  6.06%               6.17%             5.99%
New Zealand Dollar            $0.67               $0.61             $0.54

United Kingdom
90 day bank bills              4.00%               3.84%             3.87%
10 year bonds                  4.90%               5.01%             4.28%
British Pound                 $1.82               $1.70             $1.64

South Korea
90 day T-Bills                 4.02%               3.96%             4.43%
10 year bonds                  5.50%               5.10%             5.19%
South Korean Won*        (W)1173.50          (W)1183.50        (W)1164.00

Thailand
90 day deposits                1.00%               1.00%             1.75%
10 year bonds                  4.69%               4.22%             3.05%
Thai Baht*                 (B)39.24            (B)41.98          (B)42.77

Philippines
90 day T-Bills                 6.16%               6.00%             5.41%
10 year bonds                 11.34%              10.99%            11.95%
Philippines Peso*          (P)55.90            (P)55.32          (P)53.83

Malaysia
90 day T-Bills                 2.61%               2.73%             2.80%
10 year bonds                  4.66%               4.43%             3.53%
Malaysian Ringgit*          (R)3.80             (R)3.80           (R)3.80

Singapore
90 DayT-Bills                  0.77%               0.76%             0.66%
10 year bonds                  3.39%               3.95%             2.44%
Singapore Dollar*            S$1.69              S$1.74            S$1.74

US$ Yankee Bonds**
South Korea                    3.65%               3.86%             4.08%
Malaysia                       3.99%               4.15%             4.50%
Philippines                    6.63%               6.49%             7.78%
--------------------------------------------------------------------------------
* These currencies are quoted Asian currency per U.S. dollar. The Australian, Canadian and New Zealand dollars and the British pound are quoted U.S. dollars per currency.
**    Sovereign issues.

Aberdeen Asset Management Asia Limited
March 2004


                                            Aberdeen Global Income Fund, Inc. 13

Portfolio of Investments

As of January 31, 2004

Principal
Amount
Local
Currency (a)                                                           Moody's      S&P           Value
(000)                           Description                            Rating      Rating         (US$)
=========================================================================================================
LONG-TERM INVESTMENTS--103.6%
AUSTRALIA--25.9%
Government Bonds--5.9%
A$
         Commonwealth of Australia,
1,750    10.00%, 10/15/07 .............................................  NR          AAA        1,520,442
2,000    8.75%, 8/15/08 ...............................................  Aaa         AAA        1,701,397
2,000    7.50%, 9/15/09 ...............................................  Aaa         AAA        1,644,279
  500    5.75%, 6/15/11 ...............................................  Aaa         AAA          378,581
  700    6.50%, 5/15/13 ...............................................  Aaa         NR           557,186
         Federal National Mortgage Association, Series EMTN,
2,000    6.375%, 8/15/07 (USA) ........................................  Aaa         NR         1,532,808
                                                                                               ----------
         Total Australian government bonds
         (cost US$5,829,220) ..........................................                         7,334,693
                                                                                               ----------
Semi-Government Bonds--14.6%
New South Wales--3.8%
         New South Wales Treasury Corporation,
1,000    7.00%, 4/01/04 ...............................................  NR          AAA          762,371
4,700    7.00%, 12/01/10 ..............................................  NR          AAA        3,775,448
  300    6.00%, 05/01/12 ..............................................  NR          AAA          228,547
                                                                                               ----------
                                                                                                4,766,366
                                                                                               ----------
Queensland--4.3%
         Queensland Treasury Corporation,
1,000    8.00%, 9/14/07 (Global) ......................................  Aaa         AAA          815,614
2,000    6.00%, 6/14/11 ...............................................  Aaa         AAA        1,521,963
2,700    6.00%, 8/14/13 ...............................................  Aaa         AAA        2,048,330
1,250    6.00%, 6/14/21 ...............................................  NR          AAA          942,502
                                                                                               ----------
                                                                                                5,328,409
                                                                                               ----------
Victoria--1.7%
         Treasury Corporation of Victoria,
1,000    9.00%, 6/27/05 ...............................................  Aaa         AAA          794,232
1,500    10.25%, 11/15/06 .............................................  NR          AAA        1,272,844
                                                                                               ----------
                                                                                                2,067,076
                                                                                               ----------
Western Australia--4.8%
         Western Australia Treasury Corporation,
4,500    8.00%, 10/15/07 ..............................................  Aaa         AAA        3,668,182
2,600    8.00%, 6/15/13 ...............................................  Aaa         AAA        2,255,198
                                                                                               ----------
                                                                                                5,923,380
                                                                                               ----------
         Total Australian semi-government bonds
         (cost US$14,943,520) .........................................                        18,085,231
                                                                                               ----------


14 Aberdeen Global Income Fund, Inc.

As of January 31, 2004

Principal
Amount
Local
Currency (a)                                                           Moody's      S&P           Value
(000)                           Description                            Rating      Rating         (US$)
=========================================================================================================
AUSTRALIA (concluded)
Supranational--2.4%
A$
         Eurofima,
3,500    9.875%, 1/17/07 ..............................................  Aaa         AAA        2,943,968
                                                                                               ----------
         Total Australian dollar supranational bonds
         (cost US$2,009,728) ..........................................                         2,943,968
                                                                                               ----------
Corporate Non-Banks--3.0%
         Brisbane Airport Corporation, Ltd.,
4,000    7.30%, 6/30/10 ...............................................  Aaa         AAA        3,159,822
         GE Capital Australia,
  600    6.75%, 9/15/07 ...............................................  Aaa         AAA          459,791
         GPT Management Ltd.,
  200    6.50%, 8/22/13 ...............................................  NR          A+           147,553
                                                                                               ----------
         Total Australian corporate non-bank bonds
         (cost US$2,617,793) ..........................................                         3,767,166
                                                                                               ----------
         Total Australian long-term investments
         (cost US$25,400,261) .........................................                        32,131,058
                                                                                               ----------
CANADA--15.8%
Government Bonds--8.3%
C$
         Canadian Government,
2,500    7.25%, 6/01/07 ...............................................  NR          AAA        2,116,957
3,000    10.25%, 3/15/14 ..............................................  Aaa         AAA        3,287,688
2,000    8.00%, 6/01/23 ...............................................  Aaa         AAA        2,037,462
2,000    9.00%, 6/01/25 ...............................................  NR          AAA        2,243,596
         Canada (Cayman),
  750    7.25%, 6/01/08 ...............................................  Aaa         NR           629,948
                                                                                               ----------
         Total Canadian government bonds
         (cost US$8,821,565) ..........................................                        10,315,651
                                                                                               ----------


                                            Aberdeen Global Income Fund, Inc. 15

As of January 31, 2004

Principal
Amount
Local
Currency (a)                                                           Moody's      S&P           Value
(000)                           Description                            Rating      Rating         (US$)
=========================================================================================================
CANADA (concluded)
Semi-Government Bonds--6.8%
British Columbia--1.6%
C$
         Province of British Columbia,
2,000    9.50%, 1/09/12 ...............................................  Aa2         AA-        1,995,370
                                                                                               ----------
New Brunswick--1.5%
         Province of New Brunswick,
2,000    7.75%, 1/13/14 ...............................................  A1          AA-        1,818,904
                                                                                               ----------
Ontario--0.4%
         Ontario Hydro,
  500    8.50%, 5/26/25 ...............................................  Aa2         AA           518,224
                                                                                               ----------
Quebec--3.3%
         Quebec Hydro,
1,500    7.00%, 6/01/04 ...............................................  A1          A+         1,144,322
1,000    2.706%, 1/28/05 (b) ..........................................  A1          A+           752,105
2,000    9.625%, 7/15/22 ..............................................  A1          A+         2,236,619
                                                                                               ----------
                                                                                                4,133,046
                                                                                               ----------
         Total Canadian semi-government bonds
         (cost US$7,357,733) ..........................................                         8,465,544
                                                                                               ----------

Banking and Finance--0.7%
         Credit Local de France,
1,000    6.75%, 3/21/06 ...............................................  Aa2         AA           806,173
                                                                                               ----------
         Total Canadian banking and finance bonds
         (cost US$717,658) ............................................                           806,173
                                                                                               ----------

         Total Canadian long-term investments
         (cost US$16,896,956) .........................................                        19,587,368
                                                                                               ----------
EUROPEAN UNION--2.9%
EUR
Germany--0.7%
Corporate Non-Banks--0.7%
         Kronos International Inc.,
  310    8.875%, 6/30/09 ..............................................  B2          BB-          419,773
         Messer Griesheim Holdings AG,
  310    10.375%, 6/01/11 .............................................  B1          B+           460,210
                                                                                               ----------
                                                                                                  879,983
                                                                                               ----------


16 Aberdeen Global Income Fund, Inc.

As of January 31, 2004

Principal
Amount
Local
Currency (a)                                                           Moody's      S&P           Value
(000)                           Description                            Rating      Rating         (US$)
=========================================================================================================
EUROPEAN UNION (concluded)
EUR
France--0.2%
Corporate Non-Bank--0.2%
         Remy Cointreau SA,
  150    6.50%, 7/01/10 ...............................................  Ba2         BB           193,799
                                                                                               ----------
Ireland--0.3%
Corporate Non-Bank--0.3%
         Valentia Telecommunications LTD,
  300    7.25%, 8/15/13 ...............................................  Ba3         BB+          409,959
                                                                                               ----------
Luxembourg--0.3%
Corporate Non-Banks--0.3%
         Rhiag SA,
  310    10.75%, 6/05/07 ..............................................  B2          B+           404,368
                                                                                               ----------
Netherlands--0.3%
Corporate Non-Bank--0.3%
         Carmeuse Lime BV,
  300    10.75%, 7/15/12 ..............................................  Ba3         B+           430,457
                                                                                               ----------
United States--1.1%
Corporate Non-Banks--1.1%
         Dana Corporation,
  300    9.00%, 8/15/11 ...............................................  Ba3         BB           439,774
         Lear Corporation
  310    8.125%, 4/01/08 ..............................................  Ba1         BBB-         435,177
         TRW Automotive Inc.,
  300    10.125%, 2/15/13 .............................................  B1          B+           428,593
                                                                                               ----------
                                                                                                1,303,544
                                                                                               ----------
         Total European Union long-term investments
         (cost US$3,138,705) ..........................................                         3,622,110
                                                                                               ----------
NEW ZEALAND--19.2%
Government Bonds--3.3%
NZ$
         Canadian Government,
1,000    6.625%, 10/03/07 (Canada) ....................................  Aaa         AAA          681,873
         New Zealand Government,
5,000    6.50%, 4/15/13 ...............................................  Aaa         AAA        3,449,524
                                                                                               ----------
         Total New Zealand government bonds
         (cost US$2,997,224) ..........................................                         4,131,397
                                                                                               ----------


                                            Aberdeen Global Income Fund, Inc. 17

As of January 31, 2004

Principal
Amount
Local
Currency (a)                                                           Moody's      S&P           Value
(000)                           Description                            Rating      Rating         (US$)
=========================================================================================================
NEW ZEALAND (concluded)
Semi-Government Bonds--1.1%
NZ$
         Province of Ontario,
2,000    5.75%, 3/03/08 (Canada) ......................................  Aa2         AA         1,313,304
                                                                                               ----------
         Total New Zealand semi-government bonds
         (cost US$1,109,783) ..........................................                         1,313,304
                                                                                               ----------
Banking and Finance--10.5%
         Bayerische Hypo- und Vereinsbank AG,
2,000    7.00%, 9/14/05 (Germany) .....................................  A3          A-         1,335,373
         Commerzbank AG,
3,500    8.00%, 2/07/05 (Germany) .....................................  A2          A-         2,389,954
         Dexia Municipal Agency
3,000    7.00%, 11/26/07 (France) .....................................  Aaa         AAA        2,083,124
         GMAC INTL Finance BV,
3,500    8.00%, 3/14/07 (Netherlands) .................................  A3          BBB        2,353,207
         Landesbank Baden-Wuerttemberg,
4,200    5.25%, 1/06/05 (Germany) .....................................  Aaa         AAA        2,798,741
         Transpower Finance Ltd.,
  500    8.00%, 6/15/05 ...............................................  Aa2         AA           343,083
         WestPac Trust Securities
2,500    6.00%, 4/28/04 (United Kingdom)                                 Aa3         AA-        1,674,841
                                                                                               ----------
         Total New Zealand banking and finance bonds
         (cost US$8,920,228) ..........................................                        12,978,323
                                                                                               ----------
Corporate Non-Banks--0.8%
         Housing New Zealand,
1,500    8.00%, 11/15/06 ..............................................  Aaa         AA-        1,053,562
                                                                                               ----------
         Total New Zealand corporate non-bank bonds
         (cost US$747,450)                                                                      1,053,562
                                                                                               ----------
Supranational--3.5%
         European Investment Bank,
2,300    7.00%, 12/17/07 ..............................................  Aaa         AAA        1,592,137
         International Finance Corp,
4,000    6.75%, 7/15/09 ...............................................  Aaa         AAA        2,738,197
                                                                                               ----------
         Total New Zealand dollar denominated supranational bonds
         (cost US$3,541,053) ..........................................                         4,330,334
                                                                                               ----------
         Total New Zealand long-term investments
         (cost US$17,315,738) .........................................                        23,806,920
                                                                                               ----------


18 Aberdeen Global Income Fund, Inc.

As of January 31, 2004

Principal
Amount
Local
Currency (a)                                                           Moody's      S&P           Value
(000)                           Description                            Rating      Rating         (US$)
=========================================================================================================
PHILIPPINES--0.1%
Government Bonds--0.1%
PHP
         Philippine Government,
7,000    16.50%, 2/25/09 ..............................................  Ba2         BBB          152,589
                                                                                               ----------
         Total Philippine long-term investments
         (cost US$199,102) ............................................                           152,589
                                                                                               ----------
SOUTH KOREA--1.5%
Government Bonds--1.5%
US$
         EMBARC Ltd. Linked Note Series 1-14,
2,100    4.6164%, 10/11/07 (b)(c) .....................................  NR          NR         1,830,150
                                                                                               ----------
         Total Korean long-term investments
         (cost US$1,861,668) ..........................................                         1,830,150
                                                                                               ----------
THAILAND--0.4%
Government Bonds--0.4%
THB
         Thailand Government,
9,500    8.00%, 12/08/06 ..............................................  Baa1        NR           283,813
4,000    5.375%, 11/30/11 .............................................  Baa1        NR           110,687
3,500    4.125%, 11/01/12 .............................................  Baa1        NR            89,193
                                                                                               ----------
         Total Thailand long-term investments
         (cost US$427,568) ............................................                           483,693
                                                                                               ----------


                                            Aberdeen Global Income Fund, Inc. 19

As of January 31, 2004

Principal
Amount
Local
Currency (a)                                                           Moody's      S&P           Value
(000)                           Description                            Rating      Rating         (US$)
=========================================================================================================
UNITED KINGDOM--27.1%
Government Bonds--21.3%
(pound)
         United Kingdom Treasury,
  500    5.00%, 6/07/04 ...............................................  Aaa         AAA          913,402
1,250    8.50%, 12/07/05 ..............................................  Aaa         AAA        2,438,856
1,100    7.50%, 12/07/06 ..............................................  Aaa         AAA        2,154,648
  500    5.75%, 12/07/09 ..............................................  Aaa         AAA          953,356
1,500    8.00%, 9/27/13 ...............................................  Aaa         AAA        3,381,021
  600    8.00%, 12/07/15 ..............................................  Aaa         AAA        1,395,368
3,000    8.00%, 6/07/21 ...............................................  Aaa         AAA        7,462,132
2,350    6.00%, 12/07/28 ..............................................  NR          AAA        5,043,884
         Republic of Finland,
1,250    10.125%, 6/22/08 .............................................  Aaa         AAA        2,710,453
                                                                                               ----------
         Total United Kingdom government bonds
         (cost US$22,470,476) .........................................                        26,453,120
                                                                                               ----------
Utilities--2.3%
         British Gas PLC,
1,400    8.875%, 7/08/08 ..............................................  A2          A          2,885,964
                                                                                               ----------
         Total United Kingdom utility bonds
         (cost US$2,175,930) ..........................................                         2,885,964
                                                                                               ----------
Banking and Finance--3.3%
         Barclays Bank PLC,
1,000    9.875%, 5/29/49 ..............................................  Aa2         A+         2,123,519
         Lloyds Bank PLC,
  500    7.375%, 3/11/04 ..............................................  Aa1         AA-          912,466
         Prudential Finance B.V.,
  500    9.375%, 6/04/07 ..............................................  NA          AA-        1,019,691
                                                                                               ----------
         Total United Kingdom banking and finance bonds
         (cost US$3,131,528) ..........................................                         4,055,676
                                                                                               ----------
Corporate Non-Banks--0.2%
         Big Food Group PLC,
  150    9.75%, 6/30/12 ...............................................  B1          B+           296,246
                                                                                               ----------
         Total United Kingdom corporate non-bank bonds
         (cost US$227,926) ............................................                           296,246
                                                                                               ----------
         Total United Kingdom long-term investments
         (cost US$28,005,860) .........................................                        33,691,006
                                                                                               ----------


20 Aberdeen Global Income Fund, Inc.

As of January 31, 2004

Principal
Amount
Local
Currency (a)                                                           Moody's      S&P           Value
(000)                           Description                            Rating      Rating         (US$)
=========================================================================================================
UNITED STATES--10.7%
Corporate Non-Banks--0.7%
(pound)
         American Standard Inc.,
  221    8.25%, 6/01/09 ...............................................  Ba2         BB+          432,446
         Constellation Brands Inc.,
  200    8.50%, 11/15/09 ..............................................  Ba2         BB           393,174
                                                                                               ----------
         Total United States corporate non-banks
         (cost US$733,550) ............................................                           825,620
                                                                                               ----------
Yankee Bonds--10.0%
Australia--0.1%
Corporate Non-Banks--0.1%
US$
         Cable & Wireless Optus Finance,
  100    8.00%, 6/22/10 ...............................................  A2          A+           118,796
                                                                                               ----------
Brazil--1.7%
Government--1.7%
         Federal Republic of Brazil
  400    10.00%, 8/07/11 ..............................................  B2          B+           435,000
1,500    11.00%, 8/17/40 ..............................................  B2          B+         1,635,000
                                                                                               ----------
                                                                                                2,070,000
                                                                                               ----------
Mexico--0.9%
Government--0.9%
         United Mexican States,
1,000    8.30%, 8/15/31 ...............................................  Baa2        BBB-       1,129,000
                                                                                               ----------


                                            Aberdeen Global Income Fund, Inc. 21

As of January 31, 2004

Principal
Amount
Local
Currency (a)                                                           Moody's      S&P           Value
(000)                           Description                            Rating      Rating         (US$)
=========================================================================================================
UNITED STATES (continued)
Yankee Bonds (continued)
Netherlands--1.7%
Banking and Finance--1.7%
US$
         Kazkommerts INTL BV,
1,000    10.125%, 5/08/07 .............................................  Baa3        BB-        1,125,000
         Turanalem Finance BV,
1,000    10.00%, 5/29/07 ..............................................  Baa3        BB-        1,105,000
                                                                                               ----------
                                                                                                2,230,000
                                                                                               ----------
Philippines--1.5%
Government--0.1%
         Republic of Philippines,
   50    8.375%, 3/12/09 ..............................................  Ba2         BB            51,866
   50    9.375%, 1/18/17 ..............................................  Ba2         BB            52,655
                                                                                               ----------
                                                                                                  104,521
                                                                                               ----------
Utilities--1.4%
         Philippine Long Distance Telephone Company
1,400    11.375%, 5/15/12 .............................................  Ba2         BB         1,745,216
                                                                                               ----------
                                                                                                1,849,737
                                                                                               ----------
Russia--1.2%
Utilities--1.2%
         Tyumen Oil,
1,250    11.00%, 11/06/07 .............................................  Ba3         BB-        1,431,250
                                                                                               ----------
Ukraine--0.8%
Government--0.8%
         City of Kiev,
1,000    8.75%, 8/08/08 ...............................................  B2          B          1,050,000
                                                                                               ----------
Uruguay--1.1%
Government--1.1%
         Republic of Uruguay,
1,600    7.50%, 3/15/15 ...............................................  B3          B-         1,328,000
                                                                                               ----------


22 Aberdeen Global Income Fund, Inc.

As of January 31, 2004

Principal
Amount
Local
Currency (a)                                                           Moody's      S&P           Value
(000)                           Description                            Rating      Rating         (US$)
=========================================================================================================
UNITED STATES (concluded)
Yankee Bonds (concluded)
Venezuela--1.0%
Government--1.0%
US$
         Republic of Venezuela,
1,200    10.75%, 9/19/13 ..............................................  Caa1        B-         1,215,000
                                                                                              -----------
         Total United States yankee bonds
         (cost US$10,653,713) .........................................                        12,421,783
                                                                                              -----------

Total United States long-term investments
(cost US$11,387,263) ..................................................                        13,247,403
                                                                                              -----------
Total long-term investments
(cost US$104,633,121) .................................................                       128,552,297
                                                                                              -----------
SHORT-TERM INVESTMENTS--17.6%
Australia--4.1%
A$
         Banque Nationale de Paris Fixed Deposit,
6,703    4.50%, 2/02/04 (France)
         (cost US$5,101,547) ..........................................  NR          NR         5,101,547
                                                                                              -----------
Canada--3.4%
C$
         State Street Bank and Trust Company Time Deposit,
5,545    2.00%, 2/04/04 (USA)
         (cost US$4,246,927) ..........................................  NR          NR         4,167,919
                                                                                              -----------
New Zealand--1.3%
NZ$
         State Street Bank and Trust Company Fixed Deposit
2,388    4.25%, 2/04/04 (USA)
         (cost US$1,616,795) ..........................................  NR          NR         1,600,796
                                                                                              -----------


                                            Aberdeen Global Income Fund, Inc. 23

Portfolio of Investments (concluded)

As of January 31, 2004

Principal
Amount
Local
Currency (a)                                                           Moody's      S&P           Value
(000)                           Description                            Rating      Rating         (US$)
=========================================================================================================
SHORT-TERM INVESTMENTS (concluded)
United Kingdom--7.1%
(pound)
         State Street Bank and Trust Company Fixed Deposit
4,865    3.625%, 2/04/04 (USA)
         (cost US$8,906,113) ..........................................  NR          NR         8,855,518
                                                                                               ----------
United States--1.7%
US$
2,057    Repurchase Agreement, State Street Bank and Trust Company,
         0.92% dated 1/30/04, due 02/02/04 in the amount of
         $2,057,158, U.S. Treasury Notes, 6.625% due 2/15/27;
         value $2,102,744) (cost US$2,057,000) ........................  NR          NR         2,057,000
                                                                                               ----------
         Total short-term investments
         (cost US$21,928,382) .........................................                        21,782,780
                                                                                               ----------
---------------------------------------------------------------------------------------------------------
Total Investments--121.2% (cost US$126,561,503)                                               150,335,077

Other assets in excess of liabilities--3.0%                                                     3,721,908

Liquidation value of preferred stock--(24.2%)                                                 (30,000,000)
---------------------------------------------------------------------------------------------------------
Net Assets Applicable to Common Shareholders--100.0%                                         $124,056,985
=========================================================================================================

NR--Not rated by Moody's or Standard & Poors.

(a) Portfolio securities are categorized according to their currency exposure. Where the country of issuer differs from the currency exposure, the country of issuer is denoted parenthetically.

      A$--Australian dollar
      NZ$--New Zealand dollar
      (pound)--British pound
      C$--Canadian dollar
      PHP--Philippine peso
      US$--United States dollar
      EUR--Euro
      THB--Thailand baht

(b) Coupon changes periodically upon a predetermined schedule. Stated interest rate in effect at January 31, 2004.
(c) Value of security is linked to the value of Government of Korea 5.77%, 10/9/07 and the movement of the South Korean Won.

See notes to financial statements.


24 Aberdeen Global Income Fund, Inc.

Directors

Martin J. Gilbert, Chairman
David L. Elsum
Neville J. Miles
William J. Potter
Peter D. Sacks
Anton E. Schrafl
E. Duff Scott
John T. Sheehy
Warren C. Smith

Officers

Martin J. Gilbert, President
James Blair, Vice President
Christian Pittard, Treasurer and
   Assistant Secretary
Roy M. Randall, Secretary
Alison Briggs, Assistant Vice President
Beverley Hendry, Assistant Treasurer
Timothy Sullivan, Assistant Treasurer
Simon Bignell, Assistant Treasurer
Sander M. Bieber, Assistant Secretary

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940 that the Fund may purchase, from time to time, shares of its common stock in the open market.

[RECYCLED LOGO] Printed on post-consumer recycled paper


                                            Aberdeen Global Income Fund, Inc. 25

Corporate Information

Investment Manager                        Aberdeen Asset Management Asia Limited
                                          21 Church Street
                                          #01-01 Capital Square Two
                                          Singapore 049480

Investment Adviser                        Aberdeen Asset Management Limited
                                          Level 6, 201 Kent Street
                                          Sydney, NSW 2000, Australia

Consultant                                CIBC World Markets, Inc.
                                          BCE Place, Canada Trust Tower
                                          P.O. Box 500
                                          Toronto, Ontario, M5J 2S8
                                          Canada

Administrator                             Princeton Administrators, L.P.
                                          P.O. Box 9095
                                          Princeton, New Jersey 08543-9095

Custodian                                 State Street Bank and Trust Company
                                          1 Heritage Drive
                                          North Quincy, Massachusetts 02171

Transfer Agent                            EquiServe Trust Company N.A.
                                          P.O. Box 43011
                                          Providence, RI 02940-3011
                                          1-800-451-6788

Auction Agent                             Deutsche Bank Trust Company Americas
                                          280 Park Avenue, 9th Floor
                                          New York, New York 10018

Independent Auditors                      PricewaterhouseCoopers LLP
                                          1177 Avenue of the Americas
                                          New York, New York 10036

Legal Counsel                             Dechert LLP
                                          1775 I Street, N.W.
                                          Washington, DC 20006

                                          The Seidler Law Firm
                                          Level 40, The Chifley Tower
                                          2 Chifley Square
                                          Sydney, NSW 2000, Australia

Investor Relations                        Aberdeen Asset Management
                                          45 Broadway, 31st Floor
                                          New York, New York 10006
                                          1-800-522-5465 or 1-212-968-8800
                                          InvestorRelations@aberdeen-asset.com

                                     [LOGO]
                                    Aberdeen
                                 ASSET MANAGERS

                     Aberdeen Asset Management Asia Limited

  The common shares of Aberdeen Global Income Fund, Inc. are traded on the New York Stock Exchange under the symbol "FCO." Information about the Fund's net asset value and market price is published weekly in Barron's and in the Monday edition of The Wall Street Journal.

 This report, including the financial information herein, is transmitted to the shareholders of Aberdeen Global Income Fund, Inc. for their general information only. It does not have regard to the specific investment objectives, financial situation and the particular needs of any specific person. Past performance is no guarantee of future returns.